Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Balance	$ 1,230,049
Additions	(40,642)
Vessel impairment losses	(27,201)	$ 0	$ 0
Transfer to vessel held for sale (see Note 7)	(125,000)
Balance	1,037,206	1,230,049
Cost
Property Plant And Equipment [Line Items]
Balance	1,506,188	1,358,348
Additions	15,341	147,840
Vessel impairment losses	(42,231)
Transfer to vessel held for sale (see Note 7)	(125,000)
Balance	1,354,298	1,506,188	1,358,348
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(276,139)		(218,922)
Additions	(55,983)	(57,217)
Vessel impairment losses	15,030
Balance	(317,092)	(276,139)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,230,049	1,139,426
Additions		90,623
Additions	(40,642)
Vessel impairment losses	(27,201)
Transfer to vessel held for sale (see Note 7)	(125,000)
Balance	$ 1,037,206	$ 1,230,049	$ 1,139,426